Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 82.2%
		Belgium: 2.4%
4,227	Anheuser-Busch InBev SA/NV	$402,325	2.4

	Finland: 0.9%
28,310	(1) Nokia OYJ - Finland	142,975	0.9

	France: 29.8%
2,154	Air Liquide SA	306,559	1.8
10,410	AXA S.A.	265,808	1.6
5,793	BNP Paribas	281,639	1.7
3,239	Danone	285,298	1.7
9,341	Engie SA	152,466	0.9
1,489	EssilorLuxottica SA	214,684	1.3
375	Kering SA	191,095	1.1
1,235	L'Oreal S.A.	345,392	2.0
1,343	LVMH Moet Hennessy Louis Vuitton SE	532,850	3.2
10,295	Orange SA	161,137	1.0
1,814	Safran S.A.	285,616	1.7
5,695	Sanofi	527,546	3.1
2,761	Schneider Electric SE	241,428	1.4
4,287	Societe Generale	117,430	0.7
13,395	Total SA	697,436	4.1
2,783	Vinci SA	299,783	1.8
4,404	Vivendi SA	120,506	0.7
		5,026,673	29.8

	Germany: 22.0%
925	Adidas AG	287,995	1.7
2,132	Allianz SE	496,271	2.9
4,614	BASF SE	322,603	1.9
4,684	Bayer AG	330,003	2.0
1,610	Bayerische Motoren Werke AG	113,387	0.7
4,217	Daimler AG	209,657	1.2
954	Deutsche Boerse AG	148,785	0.9
4,936	Deutsche Post AG	164,494	1.0
16,290	Deutsche Telekom AG	273,233	1.6
2,064	Fresenius SE & Co. KGaA	96,556	0.6
725	Muenchener Rueckversicherungs-Gesellschaft AG	187,267	1.1
5,469	SAP SE	643,558	3.8
4,014	Siemens AG	429,681	2.6
		3,703,490	22.0

	Ireland: 0.8%
4,003	CRH PLC	137,400	0.8

	Italy: 4.0%
39,022	Enel S.p.A.	291,468	1.7
12,760	ENI S.p.A.	195,035	1.2
81,982	Intesa Sanpaolo SpA	194,201	1.1
		680,704	4.0

	Netherlands: 11.3%
2,881	Airbus SE	374,037	2.2
2,138	ASML Holding NV	530,255	3.2
19,572	ING Groep NV	204,464	1.2
5,539	Koninklijke Ahold Delhaize NV	138,518	0.8
4,547	Koninklijke Philips NV	210,113	1.3
7,312	Unilever NV	439,068	2.6
		1,896,455	11.3

		Spain: 7.8%
2,166	Amadeus IT Group SA	155,198	0.9
33,494	Banco Bilbao Vizcaya Argentaria SA	174,353	1.0
81,559	Banco Santander SA	331,850	2.0
29,219	Iberdrola S.A.	303,697	1.8
5,583	Industria de Diseno Textil SA	172,781	1.0
23,405	Telefonica S.A.	178,841	1.1
		1,316,720	7.8

		United Kingdom: 3.2%
2,773	Linde PLC	538,220	3.2

	Total Common Stock
	(Cost $13,938,477)	13,844,962	82.2

PREFERRED STOCK: 1.0%
		Germany: 1.0%
920	Volkswagen AG	156,479	1.0

	Total Preferred Stock
	(Cost $152,665)	156,479	1.0

	Total Long-Term Investments
	(Cost $14,091,142)	14,001,441	83.2

SHORT-TERM INVESTMENTS: 1.4%
		Mutual Funds: 1.4%
240,000	(2) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.840%
	(Cost $240,000)	240,000	1.4

	Total Short-Term Investments
	(Cost $240,000)	240,000	1.4

	Total Investments in Securities (Cost $14,331,142)	$14,241,441	84.6
	Assets in Excess of Other Liabilities	2,599,162	15.4
	Net Assets	$16,840,603	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of September 30, 2019.

Sector Diversification	Percentage of Net Assets
Financials	14.3%
Consumer Discretionary	11.2
Industrials	10.7
Consumer Staples	9.6
Information Technology	8.7
Materials	7.7
Health Care	6.9
Energy	5.3
Communication Services	4.4%

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

Utilities	4.4
Short-Term Investments	1.4
Assets in Excess of Other Liabilities	15.4
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock
Belgium	$–	$402,325	$–	$402,325
Finland	–	142,975	–	142,975
France	–	5,026,673	–	5,026,673
Germany	287,995	3,415,495	–	3,703,490
Ireland	–	137,400	–	137,400
Italy	–	680,704	–	680,704
Netherlands	–	1,896,455	–	1,896,455
Spain	–	1,316,720	–	1,316,720
United Kingdom	–	538,220	–	538,220
Total Common Stock	287,995	13,556,967	–	13,844,962
Preferred Stock	–	156,479	–	156,479
Short-Term Investments	240,000	–	–	240,000
Total Investments, at fair value	$527,995	$13,713,446	$–	$14,241,441
Other Financial Instruments+
Forward Foreign Currency Contracts	–	18,569	–	18,569
Futures	22,618	–	–	22,618
Total Assets	$550,613	$13,732,015	$–	$14,282,628
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(34,704)	$–	$(34,704)
Total Liabilities	$–	$(34,704)	$–	$(34,704)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2019, the following forward foreign currency contracts were outstanding for Voya Euro STOXX 50® Index Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 380,000	USD 417,957	Barclays Bank PLC	12/18/19	$(1,248)
EUR 145,800	USD 160,140	Brown Brothers Harriman & Co.	12/18/19	(255)
EUR 1,491,000	USD 1,654,311	Citibank N.A.	12/18/19	(19,277)
USD 423,172	EUR 380,000	Citibank N.A.	12/18/19	6,463
EUR 900,000	USD 1,000,866	State Street Bank and Trust Co.	12/18/19	(13,924)
USD 1,984,451	EUR 1,800,000	The Bank of New York Mellon	12/18/19	10,568
USD 392,806	EUR 356,800	The Bank of New York Mellon	12/18/19	1,538
				$(16,135)

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2019 (Unaudited) (Continued)

At September 30, 2019, the following futures contracts were outstanding for Voya Euro STOXX 50® Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
EURO STOXX 50® Index	56	12/20/19	$2,169,880	$22,618
			$2,169,880	$22,618

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $14,509,348.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,100,433
Gross Unrealized Depreciation	(1,446,491)
Net Unrealized Depreciation	$(346,058)